JPMorgan SmartRetirement Blend 2065 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2065 Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,843
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,397
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,290
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	1,017
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	$ 931